Intangible Assets and Goodwill (Tables)	12 Months Ended
May 03, 2014
Amortizable Intangible Assets and Unamortizable Intangible Assets

Amortizable intangible assets	Useful Life	As of April 27, 2013
		Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(48,040)	$223,898
Technology	5-10	10,710	(4,456)	6,254
Distribution contracts	10	8,325	(6,370)	1,955
Other	3-10	6,338	(5,250)	1,088

		$297,311	$(64,116)	$233,195

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

Total amortizable and unamortizable intangible assets				$547,931

Amortizable intangible assets	Useful Life	As of May 3, 2014
		Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(61,872)	$210,066
Technology	5-10	10,710	(6,824)	3,886
Distribution contracts	10	8,325	(7,312)	1,013
Other	3-10	6,419	(5,942)	477

		$297,392	$(81,950)	$215,442

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$528,576

Aggregate Amortization Expense

Aggregate Amortization Expense:
For the 53 weeks ended May 3, 2014	$17,835
For the 52 weeks ended April 27, 2013	$21,426
For the 52 weeks ended April 28, 2012	$18,415

Estimated Amortization Expense
Estimated Amortization Expense:
(12 months ending on or about April 30)
2015	$14,704
2016	$11,224
2017	$10,948
2018	$10,732
2019	$10,539

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2014 are as follows:

	B&N Retail Segment	B&N College Segment	NOOK Segment	Total Company
Balance as of April 28, 2012	$225,336	274,070	20,279	$519,685
Benefit of excess tax amortization (a)	(3,910)	—	—	(3,910)
Tikatok impairment (see Note 13)	—	—	(1,947)	(1,947)
NOOK impairment (b)	—	—	(18,332)	(18,332)

Balance as of April 27, 2013	$221,426	274,070	—	$495,496
Benefit of excess tax amortization (a)	(2,307)	—	—	(2,307)

Balance as of May 3, 2014	$219,119	274,070	—	$493,189

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.